EXHIBIT 99.29

digital risk data integrity report

Report Pulled:	2/15/2024
Loan Count:	20

Audit ID	Loan Number	Loan ID	Borrower Last Name	Field	Tape Data	Review Data
xxxxxx	xxxxxx	803696	xxxxxx	Total Cash Reserves	103456.01	101456.01
xxxxxx	xxxxxx	803682	xxxxxx	Total Cash Reserves	187919.55	227061.35
xxxxxx	xxxxxx	797477	xxxxxx	Total Cash Reserves	451822.13	451822.00
xxxxxx	xxxxxx	797508	xxxxxx	Total Cash Reserves	152832.38	151084.00